PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Detailed Information About Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 529,261
Depletion, depreciation and amortization	5,023	$ 6,177
Ending balance	638,627	529,261
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	540,773	508,006
Additions	117,851	56,113
Disposals	1,749	24
IFRS 16 Right of Use assets	252	280
Change in estimate of provision for environmental rehabilitation	(2,387)	(23,602)
Transfers	0	0
Adjustments	(134)
Ending balance	654,606	540,773
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,512)	(5,357)
Disposals	(450)	(22)
Adjustments	(106)
Depletion, depreciation and amortization	5,023	6,177
Ending balance	(15,979)	(11,512)
Mine properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	0	0
Mine properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,160	2,160
Additions	0	0
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	0	0
Transfers	0	0
Adjustments	0
Ending balance	2,160	2,160
Mine properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,160)	(2,160)
Disposals	0	0
Adjustments	0
Depletion, depreciation and amortization	0	0
Ending balance	(2,160)	(2,160)
Development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	108,712
Ending balance	119,536	108,712
Development properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	108,712	76,385
Additions	15,366	32,422
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	121	(994)
Transfers	(4,663)	899
Adjustments	0
Ending balance	119,536	108,712
Development properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Adjustments	0
Depletion, depreciation and amortization	0	0
Ending balance	0	0
Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	208,035	223,220
Additions	83,707	241
Change in estimate of provision for environmental rehabilitation	(2,508)	(22,608)
Transfers	0	7,182
Ending balance	289,234	208,035
Exploration, evaluation and pre-development properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	208,035	223,220
Additions	83,707	241
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	(2,508)	(22,608)
Transfers	0	7,182
Adjustments	0
Ending balance	289,234	208,035
Exploration, evaluation and pre-development properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Adjustments	0
Depletion, depreciation and amortization	0	0
Ending balance	0	0
Buildings, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	212,514
Ending balance	229,857	212,514
Buildings, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	221,866	206,241
Additions	18,778	23,450
Disposals	1,749	24
IFRS 16 Right of Use assets	252	280
Change in estimate of provision for environmental rehabilitation	0	0
Transfers	4,663	(8,081)
Adjustments	(134)
Ending balance	243,676	221,866
Buildings, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(9,352)	(3,197)
Disposals	(450)	(22)
Adjustments	(106)
Depletion, depreciation and amortization	5,023	6,177
Ending balance	$ (13,819)	$ (9,352)